Schedule of Investments (unaudited)	iShares® MSCI Pacific ex Japan ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 60.1%
Afterpay Ltd.(a)	266,178	$20,384,082
Ampol Ltd.	292,612	5,934,571
APA Group	1,454,244	9,833,170
Aristocrat Leisure Ltd.	737,297	22,915,330
ASX Ltd.	236,876	15,139,367
Aurizon Holdings Ltd.	2,250,501	5,382,004
AusNet Services Ltd.	2,358,694	4,260,111
Australia & New Zealand Banking Group Ltd.	3,484,157	65,857,832
BHP Group Ltd.	3,609,460	101,114,557
BlueScope Steel Ltd.	615,667	8,557,325
Brambles Ltd.	1,763,930	12,496,876
Cochlear Ltd.	80,382	12,360,221
Coles Group Ltd.	1,631,985	20,840,107
Commonwealth Bank of Australia	2,170,503	143,299,256
Computershare Ltd.	670,044	9,056,003
Crown Resorts Ltd.(a)	461,365	3,604,937
CSL Ltd.	556,823	121,074,192
Dexus	1,315,891	10,401,388
Domino's Pizza Enterprises Ltd.	74,108	6,779,788
Endeavour Group Ltd.	1,637,857	7,955,382
Evolution Mining Ltd.	2,222,756	6,352,761
Fortescue Metals Group Ltd.	2,071,814	24,879,912
Goodman Group	2,034,200	35,505,328
GPT Group (The)	2,343,597	8,744,514
IDP Education Ltd.	255,396	6,368,424
Insurance Australia Group Ltd.	3,014,597	9,469,157
James Hardie Industries PLC	544,585	21,344,686
Lendlease Corp. Ltd.	846,569	6,380,517
Macquarie Group Ltd.	428,671	59,697,748
Magellan Financial Group Ltd.	170,396	3,988,449
Medibank Pvt Ltd.	3,369,362	8,232,343
Mirvac Group	4,804,033	9,726,740
National Australia Bank Ltd.	4,028,857	77,849,831
Newcrest Mining Ltd.	999,906	16,586,826
Northern Star Resources Ltd.	1,353,175	9,033,567
Oil Search Ltd.	2,415,023	6,494,467
Orica Ltd.	498,042	4,985,055
Origin Energy Ltd.	2,148,727	7,317,103
Qantas Airways Ltd.(a)	1,147,129	4,100,631
QBE Insurance Group Ltd.	1,806,225	14,860,914
Ramsay Health Care Ltd.	223,828	10,594,177
REA Group Ltd.	64,655	7,401,425
Reece Ltd.	356,266	5,887,993
Rio Tinto Ltd.	454,161	30,134,821
Santos Ltd.	2,293,659	10,342,642
Scentre Group	6,348,705	13,894,899
SEEK Ltd.	410,944	10,083,567
Sonic Healthcare Ltd.	555,839	16,807,175
South32 Ltd.	5,719,025	14,291,105
Stockland	2,910,919	8,986,847
Suncorp Group Ltd.	1,579,453	12,101,900
Sydney Airport(a)	1,617,606	9,527,199
Tabcorp Holdings Ltd.	2,732,675	9,620,213
Telstra Corp. Ltd.	5,092,765	14,677,094
Transurban Group	3,731,150	36,016,925
Treasury Wine Estates Ltd.	883,139	7,582,520
Vicinity Centres	4,744,540	5,686,017
Washington H Soul Pattinson & Co. Ltd.	263,867	5,817,180
Security	Shares	Value

Australia (continued)
Wesfarmers Ltd.	1,387,187	$55,916,714
Westpac Banking Corp.	4,488,515	65,029,138
WiseTech Global Ltd.	178,894	6,553,361
Woodside Petroleum Ltd.	1,178,884	17,886,356
Woolworths Group Ltd.	1,550,899	44,901,883
		1,368,906,623
China — 0.6%
Chow Tai Fook Jewellery Group Ltd.	2,446,800	4,374,862
Futu Holdings Ltd., ADR(a)	62,288	2,958,057
SITC International Holdings Co. Ltd.	1,635,000	6,527,544
		13,860,463
Hong Kong — 24.8%
AIA Group Ltd.	14,799,614	155,802,080
BOC Hong Kong Holdings Ltd.	4,527,500	13,685,761
Budweiser Brewing Co. APAC Ltd.(b)	2,120,500	5,384,667
CK Asset Holdings Ltd.	2,451,732	14,023,946
CK Hutchison Holdings Ltd.	3,292,232	20,610,066
CK Infrastructure Holdings Ltd.	817,708	4,745,531
CLP Holdings Ltd.	2,009,000	19,681,901
ESR Cayman Ltd.(a)(b)	2,449,200	8,085,264
Galaxy Entertainment Group Ltd.(a)	2,662,000	14,471,765
Hang Lung Properties Ltd.	2,458,736	4,874,591
Hang Seng Bank Ltd.	935,600	16,544,519
Henderson Land Development Co. Ltd.	1,767,442	7,227,267
HK Electric Investments & HK Electric Investments Ltd.,
Class SS	3,240,500	3,170,687
HKT Trust & HKT Ltd., Class SS	4,670,338	6,321,526
Hong Kong & China Gas Co. Ltd.	13,697,253	20,416,950
Hong Kong Exchanges & Clearing Ltd.	1,473,600	81,035,356
Hongkong Land Holdings Ltd.(c)	1,427,300	7,694,764
Jardine Matheson Holdings Ltd.	264,900	14,982,956
Link REIT	2,559,286	22,185,856
Melco Resorts & Entertainment Ltd., ADR(a)	264,328	2,579,841
MTR Corp. Ltd.	1,889,286	10,062,590
New World Development Co. Ltd.	1,866,480	7,369,712
Power Assets Holdings Ltd.	1,695,000	10,211,836
Sands China Ltd.(a)	2,952,800	6,748,057
Sino Land Co. Ltd.	4,072,800	4,848,879
Sun Hung Kai Properties Ltd.	1,595,500	19,427,896
Swire Pacific Ltd., Class A	617,500	3,409,295
Swire Properties Ltd.	1,433,200	3,401,714
Techtronic Industries Co. Ltd.	1,682,707	34,607,738
WH Group Ltd.(b)	10,280,500	6,468,461
Wharf Real Estate Investment Co. Ltd.	2,042,600	10,311,690
Xinyi Glass Holdings Ltd.	2,226,000	5,429,907
		565,823,069
Malta — 0.0%
BGP Holdings PLC(d)	27,004,595	306

New Zealand — 2.7%
a2 Milk Co. Ltd. (The)(a)	3,181	13,262
Auckland International Airport Ltd.(a)	1,531,443	8,214,181
Fisher & Paykel Healthcare Corp. Ltd.	705,431	15,960,767
Mercury NZ Ltd.	832,896	3,403,593
Meridian Energy Ltd.	1,578,888	5,077,533
Ryman Healthcare Ltd.	520,513	4,350,430
Spark New Zealand Ltd.	2,284,319	7,144,376
Xero Ltd.(a)	163,562	16,612,575
		60,776,717

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 9.1%
Ascendas REIT	4,123,380	$8,812,164
CapitaLand Integrated Commercial Trust	5,944,538	9,163,232
Capitaland Investment Ltd/Singapore(a)	3,228,000	7,948,467
City Developments Ltd.	504,900	2,591,664
DBS Group Holdings Ltd.	2,216,100	48,272,436
Genting Singapore Ltd.	7,398,200	4,169,781
Keppel Corp. Ltd.	1,806,700	6,734,099
Mapletree Commercial Trust	2,641,200	3,937,781
Mapletree Logistics Trust	3,738,654	5,085,665
Oversea-Chinese Banking Corp. Ltd.	4,153,224	33,284,754
Singapore Airlines Ltd.(a)(c)	1,639,250	5,837,412
Singapore Exchange Ltd.	905,600	5,912,497
Singapore Technologies Engineering Ltd.	1,910,100	5,314,297
Singapore Telecommunications Ltd.	10,102,328	17,395,334
United Overseas Bank Ltd.	1,443,900	27,024,198
UOL Group Ltd.	567,300	2,851,488
Venture Corp. Ltd.	338,700	4,583,349
Wilmar International Ltd.	2,382,000	7,144,069
		206,062,687
Taiwan — 2.1%
Sea Ltd., ADR(a)(c)	168,566	48,558,808

Total Common Stocks — 99.4%
(Cost: $2,238,975,290)	.	2,263,988,673

Rights

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/14/21)(a)	138,330	2,027

Total Rights — 0.0%
(Cost: $0)		2,027
Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.06%(e)(f)(g)	27,075,913	$27,086,743
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(e)(f)	1,070,000	1,070,000
		28,156,743
Total Short-Term Investments — 1.2%
(Cost: $28,155,214)		28,156,743

Total Investments in Securities — 100.6%
(Cost: $2,267,130,504)		2,292,147,443

Other Assets, Less Liabilities — (0.6)%		(13,923,438)

Net Assets—100.0%		$2,278,224,005

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,751,750	$2,339,060	(a)	$—	$(3,611)	$(456)	$27,086,743	27,075,913	$501,261	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	930,000	140,000	(a)	—	—	—	1,070,000	1,070,000	10		—
					$(3,611)	$(456)	$28,156,743		$501,271		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
SPI 200 Index	73	12/16/21	$9,341	$(298,712)
MSCI Singapore Index	161	12/30/21	4,050	(252,998)
				$(551,710)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$70,090,451	$2,193,897,916	$306	$2,263,988,673
Rights	—	2,027	—	2,027
Money Market Funds	28,156,743	—	—	28,156,743
	$98,247,194	2,193,899,943	$306	$2,292,147,443
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(551,710)	$—	$(551,710)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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